VANECK JUNIOR GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 99.8%
Australia : 18.0%
Alkane Resources Ltd. * † 19,651,745 $ 7,652,975
Aurelia Metals Ltd. * † 58,929,113 3,353,660
Bellevue Gold Ltd. * † 32,863,808 29,025,974
Capricorn Metals Ltd. * 14,184,275 37,229,128
De Grey Mining Ltd. * † 57,486,876 40,997,735
Evolution Mining Ltd. † 83,765,617 175,533,214
Firefinch Ltd. * †∞ 54,133,739 1,572,206
Genesis Minerals Ltd. * † 31,951,826 28,448,260
Gold Road Resources Ltd. 41,679,407 42,980,689
Kingsgate Consolidated
Ltd. * † 11,266,236 8,753,234
OceanaGold Corp. (CAD) 22,954,623 45,162,202
Perseus Mining Ltd. 50,531,075 52,962,551
Ramelius Resources Ltd. 37,860,875 34,613,337
Red 5 Ltd. * † 120,970,248 20,439,275
Regis Resources Ltd. † 29,540,270 27,981,473
Resolute Mining Ltd. * † 70,528,269 15,549,223
Silver Lake Resources Ltd. * 33,976,113 18,262,336
Silver Mines Ltd. * † 64,613,545 6,996,774
St Barbara Ltd. * † 30,860,654 3,461,197
Tietto Minerals Ltd. * † 40,029,850 8,593,841
West African Resources
Ltd. * † 36,825,067 18,068,757
Westgold Resources Ltd. * 15,254,021 16,479,539
644,117,580
Burkina Faso : 1.0%
IAMGOLD Corp. (USD) * 17,044,323 36,645,294
Underline
Canada : 55.5%
Alamos Gold, Inc. (USD) 19,064,156 215,234,321
Americas Gold & Silver Corp.
(USD) * † 9,462,229 3,368,554
Archer Exploration Corp. * 1,075,827 59,680
Aris Mining Corp. * † 6,312,562 14,427,379
Arizona Metals Corp. * † 5,339,100 12,044,567
Artemis Gold, Inc. * † 6,559,533 28,140,008
Aya Gold & Silver, Inc. * † 4,896,588 26,402,460
B2Gold Corp. (USD) ‡ 68,407,294 197,697,080
Calibre Mining Corp. * † 14,253,477 13,705,266
Dakota Gold Corp. (USD) * 2,790,150 7,198,587
Discovery Silver Corp. * † 13,087,910 6,582,677
Dundee Precious Metals, Inc. 5,496,780 34,151,592
Endeavour Silver Corp.
(USD) * 7,841,959 19,055,960
Equinox Gold Corp. (USD) * † 11,662,976 49,334,388
Filo Corp. * 3,408,049 51,145,942
First Majestic Silver Corp.
(USD) † 11,749,440 60,274,627
Fortuna Silver Mines, Inc.
(USD) * 11,912,686 32,402,506
Gatos Silver, Inc. (USD) * † 1,591,081 8,241,800
Gold Royalty Corp. (USD) † 4,935,875 6,317,920
GoldMining, Inc. (USD) * † 7,535,464 5,919,107
K92 Mining, Inc. * † 7,761,336 33,123,453
Karora Resources, Inc. * † 6,689,321 18,949,778
Kinross Gold Corp. (USD) 50,883,797 232,030,114
Lundin Gold, Inc. 3,824,276 43,136,249
Number
of Shares Value
Canada (continued)
MAG Silver Corp. (USD) * † 3,410,248 $ 35,364,272
Marathon Gold Corp. * † 14,073,415 6,245,598
McEwen Mining, Inc. (USD) *
† 1,812,963 11,784,259
Metalla Royalty & Streaming
Ltd. (USD) † 2,188,040 6,695,402
New Found Gold Corp. * † 4,100,697 16,985,136
New Gold, Inc. (USD) * 23,298,645 21,204,097
New Pacific Metals Corp. * † 4,060,811 7,028,327
Novagold Resources, Inc.
(USD) * † 8,456,647 32,473,524
Orla Mining Ltd. * † 8,941,803 31,746,046
Osisko Gold Royalties Ltd.
(USD) 6,558,506 77,062,445
Osisko Mining, Inc. * 13,186,766 23,993,672
Pan American Silver Corp.
(USD) 17,075,746 247,256,802
Prime Mining Corp. * † 4,215,644 3,710,515
Sandstorm Gold Ltd. (USD) † 9,946,963 46,352,848
Seabridge Gold, Inc. (USD) *
† 3,112,143 32,833,109
Silvercorp Metals, Inc.
(USD) † 7,728,584 18,162,172
SilverCrest Metals, Inc.
(USD) * † 5,622,533 24,795,371
Skeena Resources Ltd. * † 3,082,924 14,160,472
SSR Mining, Inc. (USD) 7,410,295 98,482,821
Sulliden Mining Capital,
Inc. * 1,689,990 50,000
Torex Gold Resources, Inc. * 2,766,123 28,909,259
Triple Flag Precious Metals
Corp. (USD) 3,065,252 40,062,844
Victoria Gold Corp. * † 1,622,463 7,008,272
Wesdome Gold Mines Ltd. *
† 5,226,515 27,408,278
1,978,719,556
China : 2.2%
Real Gold Mining Ltd.
(HKD) *∞ 19,287,400 3
Zhaojin Mining Industry Co.
Ltd. (HKD) † 56,430,700 77,784,487
77,784,490
Egypt : 1.1%
Centamin Plc (GBP) 38,908,762 39,550,638
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Indonesia : 1.4%
Bumi Resources Minerals
Tbk PT * 3,718,398,600 50,919,010
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Jersey, Channel Islands : 0.2%
Caledonia Mining Corp. Plc
(USD) 582,678 5,745,205
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Kyrgyzstan : 0.9%
Centerra Gold, Inc. (CAD) 6,891,584 33,846,241
Underline
Mexico : 4.8%
Fresnillo Plc (GBP) 8,476,146 56,845,816
GoGold Resources, Inc.
(CAD) * † 13,661,976 12,227,064

VANECK JUNIOR GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Mexico (continued)
Industrias Penoles SAB de
CV * † 8,595,363 $ 101,615,060
170,687,940
Peru : 2.4%
Cia de Minas Buenaventura
SAA (ADR) 8,221,026 70,043,142
Hochschild Mining Plc
(GBP) * 14,675,597 14,944,890
84,988,032
South Africa : 1.9%
DRDGOLD Ltd. (ADR) 954,718 7,924,159
Harmony Gold Mining Co.
Ltd. (ADR) 16,209,427 60,947,446
68,871,605
Turkey : 3.0%
Eldorado Gold Corp. (USD) * 6,677,532 59,496,810
Koza Altin Isletmeleri AS 44,204,259 46,312,947
105,809,757
United Kingdom : 3.7%
Endeavour Mining Plc 5,995,355 115,776,496
Greatland Gold Plc * † 214,551,640 16,759,740
132,536,236
Number
of Shares Value
United States : 3.7%
Argonaut Gold, Inc. (CAD) * † 29,830,589 $ 12,355,865
Aura Minerals, Inc. (BRL)
(BDR) 1,544,027 10,081,276
Coeur Mining, Inc. * 11,049,402 24,529,673
Hecla Mining Co. 17,894,453 69,967,311
I 80 GOLD CORP * 9,254,366 14,159,180
131,093,305
Total Common Stocks
(Cost: $4,525,635,462) 3,561,314,889
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.5%
Money Market Fund: 1.5%
(Cost: $53,556,797)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 53,556,797 53,556,797
Total Investments: 101.3%
(Cost: $4,579,192,259) 3,614,871,686
Liabilities in excess of other assets: (1.3)% (47,586,537)
NET ASSETS: 100.0% $ 3,567,285,149
Definitions:
ADR American Depositary Receipt
BDR Brazilian Depositary Receipt
BRL Brazilian Real
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $189,884,543.
* Non-income producing
∞ Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Gold 75.9% $ 2,696,748,560
Silver 15.3 549,962,752
Precious Metals & Minerals 5.4 190,001,649
Diversified Metals & Mining 3.4 124,601,928
100.0% $ 3,561,314,889
Transactions in securities of affiliates for the period ended September 30, 2023 were as follows:
Value
12/31/2022 Purchases
Sales
Proceeds
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
9/30/2023
Dividend
Income
B2Gold Corp. $–(a) $123,289,303 $(10,403,872) $2,750,850 $(48,113,696) $197,697,080 $6,014,846
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